Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of consolidation

The accompanying condensed consolidated financial statements include the assets, liabilities, and expenses of the Company. All significant intercompany transactions and balances have been eliminated in consolidation.

Principles of consolidation

The accompanying Consolidated Financial Statements include the assets, liabilities and expenses of Sun BioPharma, Inc. and our wholly owned subsidiary. All significant intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of condensed consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amount of expenses during the reporting period. Actual results could differ from those estimates.

Use of estimates

The preparation of Consolidated Financial Statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Research and Development Expense, Policy [Policy Text Block]
Research and development costs

Research and development costs include expenses incurred in the conduct of our second
Phase
1
human clinical trial, for
third
-party service providers performing various testing and accumulating data related to our preclinical studies; sponsored research agreements; developing and scaling the manufacturing process necessary to produce sufficient amounts of the SBP-
101
compound for use in our pre-clinical studies and human clinical trials; consulting resources with specialized expertise related to execution of our development plan for our SBP-
101
product candidate; personnel costs, including salaries, benefits and share-based compensation; and costs to license and maintain our licensed intellectual property.

We charge research and development costs, including clinical trial costs, to expense when incurred. Our human clinical trials are, and will be, performed at clinical trial sites and are administered jointly by us with assistance from contract research organizations (“CROs”). Costs of setting up clinical trial sites are accrued upon execution of the study agreement. Expenses related to the performance of clinical trials generally are accrued based on contracted amounts and the achievement of agreed upon milestones, such as patient enrollment, patient follow-up, etc. We monitor levels of performance under each significant contract, including the extent of patient enrollment and other activities through communications with the clinical trial sites and CROs, and adjust the estimates, if required, on a quarterly basis so that clinical expenses reflect the actual effort expended at each clinical trial site and by each CRO.

All material CRO contracts are terminable by us upon written notice and we are generally only liable for actual effort expended by the CROs and certain non-cancelable expenses incurred at any point of termination.

We expense costs associated with obtaining licenses for patented technologies when it is determined there is no
alternative future use of the intellectual property subject to the license.

Research and development costs

Research and development costs include expenses incurred in the conduct of our Phase
1
human clinical trials, for
third
-party service providers performing various testing and accumulating data related to our preclinical studies; sponsored research agreements; developing and scaling the manufacturing process necessary to produce sufficient amounts of the SBP-
101
compound for use in our pre-clinical studies and human clinical trials; consulting resources with specialized expertise related to execution of our development plan for our SBP-
101
product candidate; personnel costs, including salaries, benefits and share-based compensation; and costs to license and maintain our licensed intellectual property.

We charge research and development costs, including clinical trial costs, to expense when incurred. Our human clinical trials are performed at clinical trial sites and are administered jointly by us with assistance from contract research organizations (“CROs”). Costs of setting up clinical trial sites are accrued upon execution of the study agreement. Expenses related to the performance of clinical trials generally are accrued based on contracted amounts and the achievement of agreed upon milestones, such as patient enrollment, patient follow-up, etc. We monitor levels of performance under each significant contract, including the extent of patient enrollment and other activities through communications with the clinical trial sites and CROs, and adjust the estimates, if required, on a quarterly basis so that clinical expenses reflect the actual effort expended at each clinical trial site and by each CRO.

We expense costs associated with obtaining licenses for patented technologies when it is determined there is no
alternative future use of the intellectual property subject to the license.

Share-based Payment Arrangement [Policy Text Block]
Stock
-based compensation

In accounting for stock-based incentive awards, we measure and recognize the cost of employee and non-employee services received in exchange for awards of equity instruments based on the fair value of those awards on the grant date. Calculating stock-based compensation expense requires the input of highly subjective assumptions, which represent our best estimates and involve inherent uncertainties and the application of management’s judgment. Compensation cost is recognized ratably using the straight-line attribution method over the vesting period, which is considered to be the requisite service period. Compensation expense for performance-based stock option awards is recognized when “performance” has occurred or is probable of occurring.

The fair value of stock-based awards is estimated at the date of grant using the Black-Scholes option pricing model. The determination of the fair value of stock-based awards is affected by our stock price, as well as assumptions regarding a number of complex and subjective variables. Risk free interest rates are based upon U.S. Treasury rates appropriate for the expected term of each award. Expected volatility rates are based primarily on the volatility rates of a set of guideline companies, which consist of public and recently public biotechnology companies. The assumed dividend yield is zero, as we do not
expect to declare any dividends in the foreseeable future. The expected term of options granted is determined using the “simplified” method. Under this approach, the expected term is presumed to be the mid-point between the average vesting date and the end of the contractual term.

S
tock
-based compensation

In accounting for stock-based incentive awards we measure and recognize the cost of employee and non-employee services received in exchange for awards of equity instruments based on the grant date fair value of those awards. Compensation cost is recognized ratably using the straight-line attribution method over the vesting period, which is considered to be the requisite service period. We record forfeitures in the periods in which they occur. The compensation expense for performance-based stock option awards is recognized when “performance” has occurred or is probable of occurring.

The fair value of stock-based awards is estimated at the date of grant using the Black-Scholes option pricing model. The determination of the fair value of stock-based awards is affected by our stock price, as well as assumptions regarding a number of complex and subjective variables. Risk free interest rates are based upon U.S. Treasury rates appropriate for the expected term of each award. Expected volatility rates are based primarily on the volatility rates of a set of guideline companies, which consist of public and recently public biotechnology companies. The assumed dividend yield is zero, as we do not
expect to declare any dividends in the foreseeable future. The expected term of options granted is determined using the “simplified” method. Under this approach, the expected term is presumed to be the mid-point between the average vesting date and the end of the contractual term.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translation adjustments

The functional currency of Sun BioPharma Australia Pty Ltd is the Australian Dollar. Accordingly, assets and liabilities, and equity transactions of Sun BioPharma Australia Pty Ltd are translated into U.S. dollars at period-end exchange rates. Revenues and expenses are translated at the average exchange rate in effect for the period. The resulting translation gains and losses are recorded as a component of accumulated comprehensive loss presented within the stockholders’ equity (deficit). During the three
-month periods ended
March 31, 2020
and
2019,
any reclassification adjustments from accumulated other comprehensive loss to operations were inconsequential.

Foreign
c
urrency
t
ranslation

The functional currency of Sun BioPharma Australia Pty Ltd is the Australian Dollar (“AUD”). Accordingly, assets and liabilities, and equity transactions of Sun BioPharma Australia Pty Ltd are translated into U.S. dollars at period-end exchange rates. Expenses are translated at the average exchange rate in effect for the period. The resulting translation gains and losses are recorded as a component of accumulated comprehensive gain (loss) in the Consolidated Statements of Operations and Comprehensive Loss. During the years ended
December 31, 2019
and
2018,
any reclassification adjustments from accumulated other comprehensive gain to operations were inconsequential.

Comprehensive Income, Policy [Policy Text Block]	Comprehensive loss Comprehensive loss consists of our net loss and the effects of foreign currency translation.	Comprehensive l oss Comprehensive loss consists of our net loss and the effects of foreign currency translation.
Earnings Per Share, Policy [Policy Text Block]
Net loss per share

Basic net loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the period. Diluted net loss per share is based on the weighted average of common shares outstanding during the period plus dilutive potential common shares calculated using the treasury stock method. Such potentially dilutive shares are excluded when the effect would be anti-dilutive or reduce a net loss per share. The Company’s potential dilutive shares, which include convertible debt, outstanding common stock options, and warrants, have not
been included in the computation of diluted net loss per share for all periods as the result would be anti-dilutive.

The following table sets forth the potential shares of common stock that were not
included in the calculation of diluted net loss per share as their effects would have been anti-dilutive as of:

	March 31,
	2020	2019
Employee and non-employee stock options	1,745,811	1,032,211
Estimated common shares issuable upon conversion of notes payable and accrued interest	-	636,234
Common stock issuable under common stock purchase warrants	3,497,099	2,509,477

Net
l
oss per
s
hare

We compute net loss per share by dividing our net loss (the numerator) by the weighted-average number of common shares outstanding (the denominator) during the period. Shares issued during the period and shares reacquired during the period, if any, are weighted for the portion of the period that they were outstanding. The computation of diluted earnings per share, or EPS, is similar to the computation of basic EPS except that the denominator is increased to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued. Our diluted EPS is the same as basic EPS due to common equivalent shares being excluded from the calculation, as their effect is anti-dilutive.

The following outstanding potential common shares were
not
included in the diluted net loss per share calculations as their effects were not
dilutive:

	December 31,
	2019	2018
Employee and non-employee stock options	1,744,811	1,032,211
Estimated common shares issuable upon conversion of notes payable and accrued interest	-	383,947
Common stock issuable under common stock purchase warrants	3,422,099	2,035,197
	5,166,910	3,451,355

Basis of Accounting, Policy [Policy Text Block]
Basis of
p
resentation

We have prepared the accompanying Consolidated Financial Statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Our fiscal year ends on
December 31.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of
c
redit
r
isk

Financial instruments that potentially subject the company to significant concentrations of credit risk consist primarily of cash. Cash is deposited in demand accounts at commercial banks. At times, such deposits may
be in excess of insured limits. The Company has
not
experienced any losses on its deposits of cash.

Beneficial Conversion Feature, Policy [Policy Text Block]
Beneficial conversion feature

For convertible debt where the rate of conversion is below fair market value for our common stock, the Company records a charge for the beneficial conversion feature (“BCF”) and related debt discount which is presented as a direct deduction from the carrying amount of the related debt. The discount is amortized to interest expense over the life of the debt.

Debt Issuance Costs [Policy Text Block]
Debt issuance costs

Costs associated with the issuance of debt instruments are presented as a direct deduction from the carrying amount of the related debt. These costs are amortized on a straight-line basis, which approximates the effective interest method, over the term of the debt agreements and are included in interest expense.

Income Tax, Policy [Policy Text Block]
Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the Consolidated Financial Statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted rates, for each of the jurisdictions in which the Company operates, expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amount that is more likely than not
to be realized. The Company has provided a full valuation allowance against the gross deferred tax assets as of
December 31, 2019
and
2018.
The Company’s policy is to classify interest and penalties related to income taxes as income tax expense in the Consolidated Statements of Operations and Comprehensive Loss.

Grant Income Policy [Policy Text Block]
Grant Income

Grant income is derived from a
one
-time grant awarded to the Company by the National Institute of Diabetes and Digestive and Kidney Diseases of the National Institutes of Health (the “Grant Agreement”). The total grant awarded under the Grant Agreement was
$225,000
and was used to fund studies of SBP-
101
as a potential treatment for pancreatitis. Grant income is recognized as a non-operating income when the related research and development expenses are incurred, terms of the grant have been complied with and as of
December 31, 2018
the Company has been fully reimbursed under the Grant Agreement.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently
Adopted
Accounting Pronouncement
s

In
June 2018,
the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”)
2018
-
07,
“Compensation – Stock Compensation (Topic
718
).” ASU
2018
-
07
simplifies the accounting for nonemployee stock-based payment transactions. This ASU was adopted by the Company effective for the fiscal year beginning
January 1, 2019.
Historically, the ultimate stock-based compensation related to non-employee common stock options would fluctuate based on changes in the underlying option pricing model as the awards vest. Under the new guidance, the total compensation cost of non-employee options is determined at grant date. The Company has evaluated the impact of this new guidance on its financial statements and has determined that it will affect how the Company records stock-based compensation related to common stock options and other equity-based compensation, if any, granted to non-employees in the future.

In
February 2016,
the FASB issued ASU
2016
-
02,
“Leases,” which created a new Topic, Accounting Standards Codification (“ASC”) Topic
842
and established the core principle that a lessee should recognize the assets, representing rights-of-use, and liabilities to make lease payments, that arise from leases.  For leases with a term of
12
months or less, a lessee is permitted to make an election under which such assets and liabilities would not
be recognized, and lease expense would be recognized generally on a straight-line basis over the lease term.  This standard was adopted by the Company for the year beginning
January 1, 2019.
The Company has evaluated the impact of this revised guidance on its financial statements and determined it had no
material impact, as the Company has
no
leasing arrangements with terms greater than
one
year.